Goodwill and Intangible Assets (Details) - Schedule of intangible assets - USD ($)	9 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,234,198	$ 3,234,198
Less: Accumulated amortization	(683,719)	(8,837)
Intangible assets, net	2,550,479	3,225,361
Intangible assets with a finite life, net	$ 2,045,479	2,720,361
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	3.5 years
Total	$ 66,198	66,198
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	7 years
Total	$ 43,000	43,000
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	Indefinite
Total	$ 505,000	505,000
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	3 years
Total	$ 2,620,000	$ 2,620,000